Cash, bank balances and other short-term investments (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Disclosure of Cash and Cash Equivalents

	As of December 31, 2023	As of December 31, 2022
Mutual funds	152,426	202,165
Money market funds	35,292	15,881
Cash in banks	21,798	23,910
Government bonds	3,737	2,429

Total cash, bank balances and other short-term investments	213,253	244,385

Cash and cash equivalents include cash on hand and at bank and investments maturing within 3 (three) months. For the consolidated statement of cash flows purposes below is the reconciliation between cash, bank and short-term investments and cash and cash equivalents:

	As of December 31, 2023	As of December 31, 2022
Cash, bank balances and other short-term investments	213,253	244,385
Less
Government bonds	(3,737)	(2,429)

Cash and cash equivalents	209,516	241,956